26 Geological event - Alagoas (Tables)	12 Months Ended
Dec. 31, 2020
Geological Event - Alagoas
Schedule of changes in the provision

The following table shows the changes in the provision in the fiscal year:

Consolidated
Balance at December 31, 2019	3,383,067
Provisions	7,116,146
Constitution of present value adjusment	(214,319)
6,901,827
Write-offs (*)	(1,181,931)
Realization of present value adjusment	72,814
Balance at December 31, 2020	9,175,777

Current liability	4,349,931
Non-current liability	4,825,846
9,175,777

(*) Of this amount, R$1,137,736 refers to payments made and R$44.195 was reclassified to suppliers.